CASH GENERATED BY OPERATIONS (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH GENERATED BY OPERATIONS
(Loss)/profit for the year	R (4,433.1)	R 3,042.7	R 538.2
Royalties	398.5	566.6	400.6
Mining and income tax	(2,946.6)	1,202.1	377.2
Interest income	(415.5)	(331.4)	(257.0)
Finance expense	2,971.8	903.1	561.8
Profit before interest, royalties and tax	(4,424.9)	5,383.1	1,620.8
Adjustments to reconcile profit (loss) [abstract]
Amortisation and depreciation	5,699.7	4,041.9	3,636.6
Share-based payments	231.9	496.2	274.4
Loss on financial instruments	764.0	1,094.6	229.5
(Gain)/loss on foreign exchange differences	(546.8)	(418.0)	420.1
Share of results of equity-accounted investees after tax	(291.6)	(13.3)	(116.0)
Impairments	4,411.0	1,381.1
Occupational healthcare expense	1,106.9
Gain on acquisition		(2,178.6)
Net loss on derecognition of financial guarantee asset and liability			158.3
Other	147.7	49.3	(93.3)
Total cash generated by operations	R 7,097.9	R 9,836.3	R 6,130.4